CresAlta ETFs

CresAlta Global Dividend ETF (NYSE Arca, Inc.: CVGD)

CresAlta Small and Mid-Cap ETF (NYSE Arca, Inc.: CVSM)

Schedules of Investments

July 31, 2026

CresAlta Global Dividend ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.25%
Banking - 7.27%
BNP Paribas SA - ADR	50,200	$3,174,146
Citigroup, Inc.	18,108	2,398,405
Huntington Bancshares, Inc.	264,515	4,507,336
		10,079,887

Consumer Discretionary Products - 2.97%
Adidas AG - Sponsored ADR	28,819	2,661,723
Lennar Corp., Class A	17,603	1,449,607
		4,111,330

Consumer Staple Products - 10.01%
Diageo PLC - Sponsored ADR	41,689	3,671,133
Heineken NV - Sponsored ADR	72,679	3,319,977
Imperial Brands PLC - Sponsored ADR	107,976	4,082,572
J M Smucker Co.	23,456	2,797,363
		13,871,045

Financial Services - 2.48%
Charles Schwab Corp.	32,635	3,434,507

Health Care - 19.87%
Baxter Intl. Inc.	61,914	1,619,670
Bayer AG - Sponsored ADR	188,824	2,622,765
CVS Health Corp.	54,893	5,732,475
Elevance Health, Inc.	13,113	4,928,390
Gilead Sciences, Inc.	33,499	4,361,905
Koninklijke Philips NV - Sponsored ADR	116,027	3,051,510
Novo Nordisk A/S - Sponsored ADR	54,442	2,563,129
Sanofi SA - ADR	61,723	2,659,027
		27,538,871

Industrial Products - 2.11%
Daikin Industries Ltd. - ADR	201,371	2,919,477

Industrial Services - 4.88%
CSX Corp.	33,798	1,703,419
RELX PLC - Sponsored ADR	93,389	3,307,838
Sunbelt Rentals Holdings, Inc.	24,218	1,741,759
		6,753,016

Insurance - 5.43%
Marsh & McLennan Cos., Inc.	12,045	2,284,816
Prudential PLC - ADR	60,099	1,818,596
Willis Towers Watson PLC	10,178	3,418,994
		7,522,406

	Shares	Value
Materials - 9.70%
Akzo Nobel NV - Sponsored ADR	92,659	$2,160,808
Bayer AG - Sponsored ADR	238,959	3,366,932
Celanese Corp., Class A	53,552	2,394,845
Dow, Inc.	85,831	2,599,821
PPG Industries, Inc.	26,363	2,913,639
		13,436,045

Media - 1.37%
Warner Bros Discovery, Inc.(a)	72,424	1,904,751

Oil & Gas - 3.63%
EOG Resources, Inc.	15,562	2,313,914
SLB Ltd.	54,664	2,710,788
		5,024,702

Retail & Wholesale - Discretionary - 2.08%
Alibaba Group Holding Ltd. - Sponsored ADR	23,608	2,886,078

Retail & Wholesale - Staples - 2.53%
Dollar General Corp.	27,562	3,501,752

Software & Tech Services - 10.05%
Intuit, Inc.	7,383	2,333,545
Microsoft Corp.	7,012	3,258,617
Paychex, Inc.	12,919	1,509,456
Salesforce, Inc.	21,913	4,032,430
SAP SE - Sponsored ADR	15,240	2,798,369
		13,932,417

Telecommunications - 6.34%
KDDI Corp. - ADR	192,817	3,526,623
Verizon Communications, Inc.	112,927	5,286,112
		8,812,735

Utilities - 1.53%
National Grid PLC - Sponsored ADR	26,548	2,123,044

TOTAL COMMON STOCKS
(Cost $105,401,679)		127,852,063

See Notes to Schedule of Investments.

CresAlta Global Dividend ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 7.62%
MSILF Government Portfolio, Institutional Class, 7-Day Yield - 3.58%(b)	10,563,384	$10,563,384

TOTAL MONEY MARKET FUNDS
(Cost $10,563,384)		10,563,384

TOTAL INVESTMENTS - 99.87%
(Cost $115,965,063)		$138,415,447

Other Assets In Excess of Liabilities - 0.13%		182,829

NET ASSETS - 100.00%		$138,598,276

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

Intl. – International

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

CresAlta Small and Mid-Cap ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.98%
Banking - 7.61%
Columbia Banking System, Inc.	63,472	$1,984,769
First Horizon Corp.	73,473	1,883,848
Regions Financial Corp.	46,407	1,436,297
Towne Bank/Portsmouth VA	49,791	1,887,577
		7,192,491

Consumer Discretionary Products - 7.18%
BorgWarner, Inc.	21,079	1,343,575
Kontoor Brands, Inc.	26,312	2,203,367
Lear Corp.	16,211	2,117,805
Weyco Group, Inc.	28,895	1,126,905
		6,791,652

Consumer Staple Products - 4.33%
J M Smucker Co.	18,183	2,168,505
Molson Coors Beverage Co., Class B	46,127	1,917,038
		4,085,543

Financial Services - 4.11%
Artisan Partners Asset Management,
Inc., Class A	48,098	1,887,366
Lazard, Inc., Class A	47,063	1,994,530
		3,881,896

Health Care - 8.17%
Cooper Cos., Inc.(a)	24,508	1,772,419
Neurocrine Biosciences, Inc.(a)	11,525	1,922,370
Universal Health Services, Inc., Class B	8,938	1,505,517
Viatris, Inc.	143,081	2,512,502
		7,712,808

Industrial Products - 14.79%
A O Smith Corp.	30,414	1,828,794
AGCO Corp.	14,927	1,524,942
Cactus, Inc., Class A	37,108	2,412,391
Donaldson Co., Inc.	19,819	1,867,743
Huntington Ingalls Industries, Inc.	7,726	2,522,153
JBT Marel Corp.	10,084	1,396,331
Sensata Technologies Holding PLC	52,274	2,419,763
		13,972,117

Industrial Services - 3.79%
ArcBest Corp.	8,382	1,209,942
MSC Industrial Direct Co., Inc., Class A	19,177	2,366,442
		3,576,384

	Shares	Value
Insurance - 8.29%
Hanover Insurance Group, Inc.	10,680	$2,484,488
RenaissanceRe Holdings Ltd.	5,703	1,824,846
Safety Insurance Group, Inc.	22,349	2,310,663
White Mountains Insurance Group Ltd.	573	1,201,999
		7,821,996

Materials - 10.26%
Celanese Corp., Class A	38,877	1,738,579
Huntsman Corp.	80,207	782,820
Kaiser Aluminum Corp.	5,662	904,108
Louisiana-Pacific Corp.	17,757	1,286,140
Olin Corp.	80,821	1,495,997
Owens Corning	13,697	1,902,513
Westlake Corp.	22,471	1,584,205
		9,694,362

Oil & Gas - 2.17%
Range Resources Corp.	50,979	2,046,297

Real Estate - 5.91%
Camden Property Trust	15,736	1,743,706
CubeSmart	41,578	1,723,824
Healthcare Realty Trust, Inc., Class A	100,232	2,105,874
		5,573,404

Retail & Wholesale - Discretionary - 5.30%
Advance Auto Parts, Inc.	31,573	1,753,564
LKQ Corp.	52,853	1,186,550
Valvoline, Inc.(a)	53,565	2,057,432
		4,997,546

Retail & Wholesale - Staples - 2.09%
Bunge Global SA	18,581	1,973,860

Software & Tech Services - 4.84%
Dynatrace, Inc.(a)	58,162	2,577,740
Tyler Technologies, Inc.(a)	6,438	1,993,205
		4,570,945

Utilities - 2.14%
Black Hills Corp.	28,386	2,021,367

TOTAL COMMON STOCKS
(Cost $69,839,605)		85,912,668

See Notes to Schedule of Investments.

CresAlta Small and Mid-Cap ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.00%
MSILF Government Portfolio, Institutional Class, 7-Day Yield - 3.58%(b)	8,501,708	$8,501,708

TOTAL MONEY MARKET FUNDS
(Cost $8,501,708)		8,501,708

TOTAL INVESTMENTS - 99.98%
(Cost $78,341,313)		$94,414,376

Other Assets In Excess of Liabilities - 0.02%		14,506

NET ASSETS - 100.00%		$94,428,882

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

Ltd. – Limited

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

CresAlta ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, CresAlta Global Dividend ETF (“CVGD”) and CresAlta Small and Mid-Cap ETF (“CSVM”) (each a “Fund” and collectively the “Funds”). Each Fund’s objective is long-term capital appreciation and income generation and is a diversified open-end management company under the 1940 Act. CVGD is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in dividend paying equity securities at the time of purchase. CVSM is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalizations are within the range of those in the Russell 2500 Index at the time of purchase. The Funds commenced operations on May 15, 2026.

The Funds currently offer an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offering of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds are determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

CresAlta ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2026:

CresAlta Global Dividend ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$127,852,063	$–	$–	$127,852,063
Money Market Funds	10,563,384	–	–	10,563,384
Total	$138,415,447	$–	$–	$138,415,447

CresAlta Small and Mid-Cap ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$85,912,668	$–	$–	$85,912,668
Money Market Funds	8,501,708	–	–	8,501,708
Total	$94,414,376	$–	$–	$94,414,376

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.